Related party transactions (Q1) (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Related Party Transactions [Abstract]
Subordinated convertible notes issued	$ 17,559	$ 16,370	$ 0
Subordinated Convertible Notes [Member] | Member of Board of Directors [Member]
Related Party Transactions [Abstract]
Subordinated convertible notes issued		1,400
Subordinated Convertible Notes [Member] | Executive Officer [Member] | Halo Acquisition [Member]
Related Party Transactions [Abstract]
Subordinated convertible notes issued		100
Maximum [Member] | Subordinated Convertible Notes [Member] | Member of Board of Directors [Member]
Related Party Transactions [Abstract]
Interest amount		$ 100
Marketing Services [Member]
Related Party Transactions [Abstract]
Service contract termination clause	30 days
Marketing Services [Member] | Member of Board of Directors [Member]
Related Party Transactions [Abstract]
Service contract termination clause		30 days
Marketing Services [Member] | Maximum [Member]
Related Party Transactions [Abstract]
Outstanding balances due to related party	$ 100	$ 100
Marketing Services [Member] | Maximum [Member] | Member of Board of Directors [Member]
Related Party Transactions [Abstract]
Outstanding balances due to related party		$ 100	$ 100